Trademarks, Goodwill and Other Intangibles (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Research and Development Assets Acquired Other than Through Business Combination [Line Items]
Amortization of Intangible Assets	$ 132,000	$ 131,000	$ 527,000	$ 527,000
Goodwill	$ 12,371,000		$ 12,371,000	$ 12,371,000